Note 15 - Stock-Based Compensation Plans (Detail) - Assumptions used in Black-Scholes model	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Expected volatility (%)	33.20%	33.60%	37.30%
Expected volatility (%)		N/A	34.6 to 37.9
Risk-free rate (%)	1.20%	2.40%	2.50%
Risk-free rate (%)		N/A	1.8 to 2.6
Expected option life (years)	5 years	5 years	5 years